Note 11 - Income Taxes - Income Tax Expense Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Current income tax expense (benefit), federal	$ 54,000	$ (93,000)
Current income tax expense (benefit), state	332,000	23,000
Current income tax expense	386,000	(70,000)
Deferred income tax expense, federal	3,012,000	233,000
Deferred income tax expense, state	(308,000)	30,000
Deferred income tax expense (benefit)	2,704,000	263,000
Total income tax expense, federal	3,066,000	140,000
Total income tax expense, state	24,000	53,000
Total income tax expense	$ 3,090,000	$ 193,000